Leases - Schedule of Operating and Financing Lease and Other Supplemental Information (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of Operating and Financing Lease and Other Supplemental Information [Abstract]
Operating lease ROU assets	$ 1,402,462	$ 1,135,668
Finance lease ROU assets	481,130	583,484
Current operating lease liabilities	576,890	539,599
Current finance lease liabilities	127,341	118,416
Non-current operating lease liabilities	909,468	636,414
Non-current finance lease liabilities	382,618	479,271
Total lease liabilities	$ 1,996,317	$ 1,773,700
Weighted average remaining lease term (years)
Operating leases	2 years 6 months 25 days	2 years 10 months 9 days
Finance leases	3 years 6 months 10 days	4 years 3 months 10 days
Weighted average discount rate
Operating leases	4.90%	4.26%
Finance leases	9.76%	9.75%